Discontinued operations and assets and liabilities held for sale (Tables)	12 Months Ended
Jun. 30, 2022
Discontinued operations and assets and liabilities held for sale
Summary of results of discontinued operations

		For the year ended June 30,
	Note	2020	2021	2022
		RMB’000	RMB’000	RMB’000

Revenue		289,326	—	—
Elimination of inter-segment revenue		(6,380)	—	—
External revenue		282,946	—	—
Expenses		(423,786)	—	—
External expenses		(423,786)	—	—
Results from operating activities	4	(140,840)	—	—
Income tax		—	—	—
Results from operating activities, net of tax		(140,840)	—	—
Gain on disposal of subsidiaries		10,795	—	—

Loss from discontinued operations, net of tax		(130,045)	—	—
Loss per share – discontinued operations
Basic (RMB)		(0.14)	—	—
Diluted (RMB)		(0.14)	—	—

Summary of cash flows used in discontinued operations

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(68,063)	—	—
Net cash used in investing activities	(7,117)	—	—
Net cash from financing activities	10,468	—	—
Net cash flows for the year	(64,712)	—	—

Summary of effect of disposal on the financial position of the Group

	As at
	disposal dates
	RMB’000
Property, plant and equipment	1,470
Inventories	104,616
Trade and other receivables	61,355
Cash and cash equivalents	75,552
Loans and borrowings	(14,513)
Trade and other payables	(196,779)
Lease liabilities	(41,944)
Net liabilities	(10,243)
Effect of translation difference of foreign operations	(552)
Net gain on disposal of subsidiaries	(10,795)
Considerations received in cash	—	*
Cash and cash equivalents disposed of	(75,552)
Net cash outflow	(75,552)

Note:

*	The amount was less than RMB1,000.